Income tax, Major Components of Income Tax Expenses (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax (benefit) expense [Abstract]
Current income tax	$ 2,703,389	$ 3,924,599	$ 3,025,179
Deferred income tax	(5,602,656)	68,751,097	(55,155,403)
Total tax expense	$ (2,899,267)	$ 72,675,696	$ (52,130,224)
Applicable tax rate	30.00%	30.00%	30.00%
UNITED KINGDOM [Member]
Current tax (benefit) expense [Abstract]
Applicable tax rate	25.00%